Aggregate Amounts of Annual Maturities of Time Deposits with Remaining Term of More Than One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Interest Bearing Deposits [Line Items]
2015	¥ 36,579
2016	14,533
2017	4,056
2018	3,404
2019	2,065
Later years	42,995
Total	¥ 103,632